Nature of the Business and Basis of Presentation - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Proceeds from Issuance of Preferred Stock and Warrants	$ 227.3
Legacy Berkshire Grey Inc | Merger Agreement [Member]
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Net Proceeds from the Merger Received	$ 192.1
Common Class A [Member] | Legacy Berkshire Grey Inc | Merger Agreement [Member] | Reverse Recapitalization [Member]
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Preferred Stock Exchange Ratio	5.87585